WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Sep. 30, 2025
WARRANTS, STOCK OPTIONS and RESTRICTED STOCK UNITS
Summary of changes in warrants outstanding transactions as well as in lieu of cash compensation

		Weighted Average
	Number of	Exercise Price Per
	Shares	Share
Balance at October 1, 2024	26,332	$689.11
Granted	4,706,994	4.53
Exercised	(759,536)	(12.08)
Cancelled or expired	(852,587)	(9.19)
Balance, September 30, 2025	3,121,203	$7.98

Summary of transactions involving stock options issued

				Weighted
		Weighted Average	Aggregate	Average
	Number of	Exercise Price Per	Intrinsic	Contractual
	Shares	Share	Value	Life (years)
Outstanding at October 1, 2024	437	$656,133.30
Granted	—	—
Exercised	—	—
Forfeited	(21)	19,714.29
Expired	(125)	1,106,596.80
Outstanding at September 30, 2025	291	508,562.37
Vested at September 30, 2025	277	533,447.11	—	4.74
Non-vested at September 30, 2025	14	16,200.00	—	7.48